SHAREHOLDERS' EQUITY (Details) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2023 Vote $ / shares shares	Dec. 31, 2022 Vote $ / shares shares	Aug. 30, 2022 USD ($) $ / shares	Dec. 31, 2021 shares
Class of Warrant or Right [Line Items]
Common stock, shares authorized (in shares) | shares	200,000,000			5,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares) | shares	1,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001
Preferred stock, shares issued (in shares) | shares	0
Preferred stock, shares outstanding (in shares) | shares	0
Number of votes per share | Vote	1	1
Common stock, shares issued (in shares) | shares	63,349,823	50,639,350		5,000
Common stock, shares outstanding (in shares) | shares	63,349,823	50,639,350		5,000
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares	17,249,984
Number of securities called by each warrant (in shares) | shares	1
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.5
Warrants, business combination exercisable term	30 days
Warrants, proposed offering exercisable term	12 months
Warrants term	5 years
Redemption price per warrant (in dollars per share) | $ / shares	$ 0.01
Warrant redemption notice period	30 days
Common stock price threshold (in dollars per share) | $ / shares	$ 18
Trading days	20 days
Trading day period	30 days
Common stock price threshold for redemption for common stock (in dollars per share) | $ / shares	$ 10
Warrants, common stock issuance threshold price (in dollars per share) | $ / shares	$ 9.2
Warrants, common stock issuance trading day period	20 days
Warrant price adjustment percentage	115.00%
Redemption trigger price adjustment percentage	100.00%
Redemption for common stock trigger price adjustment percentage	180.00%
Warrants outstanding | $			$ 4,730
Warrant outstanding fair value per share (in dollars per share) | $ / shares			$ 0.274
Public Warrants | Binomial Lattice Model
Class of Warrant or Right [Line Items]
Warrants term	5 years
Public Warrants | Risk-free interest rate | Binomial Lattice Model
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	0.0409
Public Warrants | Exercise price | Binomial Lattice Model
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	11.5
Public Warrants | Common Stock Price | Binomial Lattice Model
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	10.03
LMA
Class of Warrant or Right [Line Items]
Exchange ratio	0.8	0.8